Goldman Sachs Equity Income Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Equity Income Fund	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 645
Expense Example, with Redemption, 3 Years	888
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	1,897
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	590
Expense Example, with Redemption, 5 Years	1,029
Expense Example, with Redemption, 10 Years	2,248
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	1,012
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	1,589
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,136
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	768
Expense Example, with Redemption, 10 Years	1,707
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	$ 1,001